Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Current	$ (2,326)	$ (569)	$ (4,758)	$ (1,074)
Deferred	(146)	(274)	(292)	(548)
Income tax expense	$ (2,472)	$ (843)	$ (5,050)	$ (1,622)